Intangible Assets, Net - Amortization expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Intangible Assets, Net
Amortization expenses	$ 221	¥ 1,541	¥ 1,065	¥ 27
Useful life	3 years	3 years
Annual estimated amortization expenses for the intangible assets for each of the next three years
2020	$ 155				¥ 1,079
2021	58				404
2022	11				77
Intangible assets, net	$ 224		¥ 2,134		¥ 1,560